Regulatory capital requirements - Corporation's risk-based capital and leverage ratios - subnote (Details) - Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III	Dec. 31, 2021
Regulatory Capital Requirements under Banking Regulations
Capital conservation buffer	0.025
Leverage ratio for capital adequacy ratio	0.04